Accounts receivable and others (Details) - Schedule of changes in accounts receivable - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Grains/Cottons [Member]
Accounts receivable and others (Details) - Schedule of changes in accounts receivable [Line Items]
Beginning balance	R$ 34,502	R$ 36,777
Ending balance	127,875	34,502
Sales in year	753,984	364,590
Receivables	(660,562)	(366,352)
(Addition) Reversal of expected losses	(49)	(513)
Sugarcane [Member]
Accounts receivable and others (Details) - Schedule of changes in accounts receivable [Line Items]
Beginning balance	43,233	30,031
Ending balance	43,297	43,233
Sales in year	379,242	265,062
Receivables	(379,178)	(251,860)
(Addition) Reversal of expected losses